CONVERTIBLE NOTES PAYABLE (Details Textual) (USD $)	3 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 03, 2013	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Sep. 27, 2013 Promissory Note Conversion Agreement [Member]	Dec. 31, 2013 Officer [Member]	Dec. 31, 2013 Shareholders [Member]	Dec. 31, 2013 Accredited Investors [Members]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Debt Instrument, Maturity Date			Dec. 31, 2013
Increase in Equity Capital			$ 5,000,000
Debt Instrument, Interest Rate, Effective Percentage											10.00%
Proceeds from Issuance of Warrants			309,892
Debt Instrument, Convertible, Beneficial Conversion Feature			309,891
Warrants and Rights Outstanding			619,783
Amortization of Debt Discount (Premium)	0	140,814	563,253	56,530
Debt Instrument, Face Amount			1,054,352		500,000			902,176	652,176	52,176	350,000
Warrant Coverage Percentage			100.00%
Stock Issued During Period, Shares, New Issues								4,510,880
Debt Instrument, Convertible, Conversion Price								$ 0.20
Long-term Debt, Gross								152,176
Debt Instrument, Increase, Accrued Interest								82,071
Debt Discount For Allocation Of Proceeds To Warrants And Beneficial Conversion Feature Of Debt	$ 0	$ 291,920	$ 291,920	$ 327,863		$ 291,920	$ 327,863